Financial instruments and fair value measurement - Financial assets (Details) - USD ($) $ in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[2]	Dec. 31, 2021
Assets
Non-current derivative financial instruments		$ 648		$ 559
Non-current financial investments		5,616		3,441
Non-current prepayments and financial receivables		1,379		1,291
Trade and other receivables	[1]	13,590		13,204
Current prepayments and financial receivables	[1]	3,867		3,729
Current derivative financial instruments		1,024		1,378
Current financial investments		15,335		29,224
Cash and cash equivalents		8,120	[2]	9,641	[2]	$ 15,579		$ 13,987
Total		49,580		62,467
Non-financial assets
Assets
Non-current prepayments and financial receivables		636		950
Current prepayments and financial receivables		1,216		740
Total		1,852		1,691
Amortised cost
Assets
Non-current financial investments		98		75
Non-current prepayments and financial receivables		743		341
Trade and other receivables		13,590		13,204
Current prepayments and financial receivables		2,651		2,988
Current financial investments		14,991		28,822
Cash and cash equivalents		6,842		7,767
Total		38,915		53,197
Fair value through profit or loss
Assets
Non-current derivative financial instruments		648		559
Non-current financial investments		5,519		3,366
Current derivative financial instruments		1,024		1,378
Current financial investments		344		402
Cash and cash equivalents		1,278		1,875
Total		$ 8,813		$ 7,579

[1]	Disaggregated from the previously reported line-item Trade and other receivables.
[2]	4) At 31 December 2024, 2023 and 2022, cash and cash equivalents net of overdraft were zero.